Business Segments - Schedule of Business Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total net sales	$ 2,082	$ 2,074	$ 6,179	$ 6,161	$ 8,197	$ 8,130	$ 8,171
Total Company operating income	275	504	900	1,286	1,692	1,693	1,879
Interest expense, net	107	0	260	0
Other expense/(income), net	1	4	48	10	25	1	(3)
Income before income taxes	167	500	592	1,276	1,667	1,692	1,882
Operating Segments
Segment Reporting Information [Line Items]
Total Company operating income	440	583	1,345	1,616	2,134	2,034	2,291
Corporate and Unallocated
Segment Reporting Information [Line Items]
Total net sales	23	0	45	0	0	0	0
Total Company operating income	(165)	(79)	(445)	(330)	(442)	(341)	(412)
Amortization expense	(88)	(92)	(261)	(276)	(365)	(373)	(381)
Other corporate and unallocated	(77)	13	(184)	(54)	77	(32)	31
MedSurg | Operating Segments
Segment Reporting Information [Line Items]
Total net sales	1,182	1,180	3,463	3,464	4,632	4,585	4,632
Total Company operating income	243	307	678	829	1,107	1,061	1,226
Dental Solutions | Operating Segments
Segment Reporting Information [Line Items]
Total net sales	313	331	979	1,023	1,329	1,327	1,396
Total Company operating income	72	114	272	349	442	437	482
Health Information Systems | Operating Segments
Segment Reporting Information [Line Items]
Total net sales	326	321	971	953	1,285	1,227	1,160
Total Company operating income	105	114	317	304	423	359	354
Purification and Filtration | Operating Segments
Segment Reporting Information [Line Items]
Total net sales	238	242	721	721	951	991	983
Total Company operating income	$ 20	$ 48	$ 78	$ 134	$ 162	$ 177	$ 229